Cover - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	No
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Metalpha Technology Holding Limited
Entity Central Index Key	0001682241
Entity File Number	001-38208
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Suite 6703-04
Entity Address, Address Line Two	Central Plaza18 Harbour Road
Entity Address, Address Line Three	Wan Chai
Entity Address, City or Town	Hong Kong
Entity Address, Country	CN
Entity Address, Postal Zip Code	000-0000
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value US$0.0001 per share
Trading Symbol	MATH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		37,248,371
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Bingzhong Wang
Entity Address, Address Line One	Suite 6703-04
Entity Address, Address Line Two	Central Plaza18 Harbour Road
Entity Address, Address Line Three	Wan Chai
Entity Address, City or Town	Hong Kong
Entity Address, Country	CN
Entity Address, Postal Zip Code	000-0000
Entity Phone Fax Numbers [Line Items]
City Area Code	852
Local Phone Number	35652920